Vanguard® Growth and Income Fund
Schedule of Investments (unaudited)
As of December 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (95.6%)
Communication Services (5.4%)
*	Alphabet Inc. Class A	1,886,078	166,409
*	Alphabet Inc. Class C	1,766,135	156,709
*	Meta Platforms Inc. Class A	403,720	48,584
	AT&T Inc.	2,385,656	43,920
	Verizon Communications Inc.	770,452	30,356
*	Charter Communications Inc. Class A	50,578	17,151
	Comcast Corp. Class A	484,434	16,941
	Interpublic Group of Cos. Inc.	488,223	16,263
	News Corp. Class A	584,340	10,635
	Electronic Arts Inc.	62,419	7,626
	Fox Corp. Class B	264,599	7,528
	News Corp. Class B	370,434	6,831
*	Roblox Corp. Class A	233,300	6,640
	Omnicom Group Inc.	76,400	6,232
	Lumen Technologies Inc.	1,192,670	6,226
*	Live Nation Entertainment Inc.	80,735	5,630
	Fox Corp. Class A	157,600	4,786
*	T-Mobile US Inc.	15,500	2,170
	Activision Blizzard Inc.	25,000	1,914
*	Pinterest Inc. Class A	78,100	1,896
*	Netflix Inc.	5,840	1,722
	Warner Music Group Corp. Class A	48,000	1,681
*	Warner Bros Discovery Inc.	152,400	1,445
*	Frontier Communications Parent Inc.	49,856	1,270
*	Spotify Technology SA	14,400	1,137
*	Yelp Inc. Class A	36,700	1,003
*	Liberty Global plc Class A	49,200	931
	Shutterstock Inc.	15,961	841
*	Iridium Communications Inc.	13,900	714
*	Match Group Inc.	17,001	705
*	ZipRecruiter Inc. Class A	34,900	573
*	Endeavor Group Holdings Inc. Class A	18,000	406
	Nexstar Media Group Inc. Class A	2,300	403
*	Vimeo Inc.	102,700	352
*	Cargurus Inc.	25,000	350
*	Gogo Inc.	23,100	341
*	AMC Networks Inc. Class A	20,600	323
*	DISH Network Corp. Class A	21,500	302
*	TripAdvisor Inc.	15,700	282
*	Liberty Media Corp.-Liberty Formula One Class C	4,600	275
*	Liberty Media Corp.- Liberty Formula One Class A	4,800	256
*	Lions Gate Entertainment Corp. Class A	33,900	194

		Shares	Market Value ($000)
*	Take-Two Interactive Software Inc.	1,800	187
*	QuinStreet Inc.	11,327	163
*	Cars.com Inc.	11,187	154
*	Snap Inc. Class A	14,700	132
*	Sciplay Corp. Class A	7,500	121
*	Liberty Media Corp.- Liberty SiriusXM Class C	2,500	98
*	Playtika Holding Corp.	6,800	58
*	Integral Ad Science Holding Corp.	5,771	51
	Gray Television Inc.	4,300	48
*	Lions Gate Entertainment Corp. Class B	7,300	40
*	Consolidated Communications Holdings Inc.	8,700	31
*	IDT Corp. Class B	1,000	28
*	Loyalty Ventures Inc.	11,100	27
	Entravision Communications Corp. Class A	4,800	23
*	TrueCar Inc.	7,429	19
*	WideOpenWest Inc.	1,600	15
*	Altice USA Inc. Class A	2,900	13
*	Taboola.com Ltd.	3,357	10
*	DHI Group Inc.	1,102	6
*	comScore Inc.	4,306	5
*	Gannett Co. Inc.	2,111	4
*	Outbrain Inc.	1,036	4
*	Anterix Inc.	99	3
	New York Times Co. Class A	98	3
	Scholastic Corp.	40	2
	Spok Holdings Inc.	190	2
	TEGNA Inc.	82	2
*	US Cellular Corp.	99	2
*	Liberty Global plc Class C	91	2
*	PubMatic Inc. Class A	122	2
*	Audacy Inc. Class A	10,600	2
*	EverQuote Inc. Class A	100	1
	Sinclair Broadcast Group Inc. Class A	50	1
*	Liberty Latin America Ltd. Class A	200	1
	Manchester United plc Class A	40	1
*	Stagwell Inc.	200	1
*	Clear Channel Outdoor Holdings Inc.	300	—
*	Liberty TripAdvisor Holdings Inc. Class A	100	—
*	Angi Inc. Class A	100	—
*	Magnite Inc.	26	—
*,1	Yandex NV Class A	23,500	—
			581,215
Consumer Discretionary (10.0%)
*	Amazon.com Inc.	2,463,924	206,970
*	Tesla Inc.	1,120,843	138,065
	Lowe's Cos. Inc.	494,856	98,595
	Home Depot Inc.	278,602	87,999
	McDonald's Corp.	219,174	57,759
*	Ulta Beauty Inc.	116,671	54,727
*	AutoZone Inc.	15,026	37,057
	Marriott International Inc. Class A	244,747	36,440
*	O'Reilly Automotive Inc.	39,496	33,336
	Tapestry Inc.	795,980	30,311
*	Booking Holdings Inc.	13,504	27,214
	TJX Cos. Inc.	264,910	21,087
*	Expedia Group Inc.	211,899	18,562
	Starbucks Corp.	175,926	17,452
	Yum! Brands Inc.	129,010	16,524

		Shares	Market Value ($000)
	PulteGroup Inc.	345,778	15,743
	General Motors Co.	467,320	15,721
	eBay Inc.	340,982	14,141
	Ford Motor Co.	1,214,800	14,128
*	Chipotle Mexican Grill Inc. Class A	10,127	14,051
	Genuine Parts Co.	66,494	11,537
*	Caesars Entertainment Inc.	215,590	8,969
	Domino's Pizza Inc.	24,600	8,521
	Bath & Body Works Inc.	198,124	8,349
	Lennar Corp. Class A	80,795	7,312
	Best Buy Co. Inc.	79,640	6,388
	Harley-Davidson Inc.	142,100	5,911
	LKQ Corp.	93,364	4,987
	NIKE Inc. Class B	40,700	4,762
	H&R Block Inc.	100,551	3,671
	Ross Stores Inc.	31,452	3,651
	Penske Automotive Group Inc.	31,400	3,609
*	Under Armour Inc. Class C	402,668	3,592
*	AutoNation Inc.	31,500	3,380
*	Chegg Inc.	129,400	3,270
	Hilton Worldwide Holdings Inc.	24,000	3,033
*	Airbnb Inc. Class A	34,400	2,941
	Dick's Sporting Goods Inc.	22,600	2,719
*	Overstock.com Inc.	128,300	2,484
	Travel & Leisure Co.	66,000	2,402
	Dollar General Corp.	8,653	2,131
	Garmin Ltd.	22,600	2,086
	Tractor Supply Co.	8,184	1,841
	Churchill Downs Inc.	7,102	1,502
*	GoPro Inc. Class A	284,300	1,416
*	Coupang Inc.	92,600	1,362
	Signet Jewelers Ltd.	16,344	1,111
	Darden Restaurants Inc.	7,800	1,079
*	NVR Inc.	228	1,052
	Academy Sports & Outdoors Inc.	18,800	988
	BorgWarner Inc. (XNYS)	18,407	741
*	Capri Holdings Ltd.	10,550	605
	Acushnet Holdings Corp.	13,600	577
	Kontoor Brands Inc.	14,400	576
	Bloomin' Brands Inc.	27,300	549
*	Chewy Inc. Class A	12,700	471
*	Under Armour Inc. Class A	45,600	463
	American Eagle Outfitters Inc.	32,800	458
	Qurate Retail Inc. Series A	274,024	447
	Aramark	10,500	434
	Nordstrom Inc.	25,400	410
*	Farfetch Ltd. Class A	81,900	387
	Winnebago Industries Inc.	7,200	379
*	Aptiv plc	3,595	335
	Thor Industries Inc.	4,400	332
*	Hyatt Hotels Corp. Class A	3,300	298
	Macy's Inc.	14,400	297
*	2U Inc.	44,714	280
	Aaron's Co. Inc.	22,805	273
*	Sleep Number Corp.	10,400	270
*	Coursera Inc.	22,600	267
	Laureate Education Inc. Class A	26,900	259
*	Mattel Inc.	14,300	255

		Shares	Market Value ($000)
*	Asbury Automotive Group Inc.	1,400	251
	Rent-A-Center Inc.	11,100	250
*	Duolingo Inc.	3,200	228
	Restaurant Brands International Inc.	3,500	226
*	Victoria's Secret & Co.	6,169	221
	Marriott Vacations Worldwide Corp.	1,547	208
*	Adient plc	6,000	208
*	Abercrombie & Fitch Co. Class A	8,400	192
	Red Rock Resorts Inc. Class A	4,700	188
*	Grand Canyon Education Inc.	1,700	180
	Williams-Sonoma Inc.	1,500	172
*	American Public Education Inc.	12,700	156
*	Revolve Group Inc.	7,000	156
*	GrowGeneration Corp.	37,900	149
*	Six Flags Entertainment Corp.	6,100	142
*	Urban Outfitters Inc.	5,900	141
*	Stride Inc.	4,000	125
*	Fossil Group Inc.	28,589	123
	Gentex Corp.	3,900	106
*	Chico's FAS Inc.	19,664	97
*	Sally Beauty Holdings Inc.	7,100	89
	Sonic Automotive Inc. Class A	1,600	79
*	LL Flooring Holdings Inc.	13,800	78
*	Vista Outdoor Inc.	3,200	78
	Wolverine World Wide Inc.	6,800	74
*	Udemy Inc.	6,742	71
*	Perdoceo Education Corp.	4,564	63
*	Target Hospitality Corp.	4,000	61
	Ruth's Hospitality Group Inc.	3,480	54
*	Skyline Champion Corp.	1,009	52
*	CarParts.com Inc.	8,200	51
*	Playa Hotels & Resorts NV	7,600	50
	Oxford Industries Inc.	523	49
*	G-III Apparel Group Ltd.	3,500	48
*	SeaWorld Entertainment Inc.	905	48
*	1-800-Flowers.com Inc. Class A	4,900	47
*	Unifi Inc.	5,480	47
*	MarineMax Inc.	1,377	43
*	Conn's Inc.	5,801	40
	Hasbro Inc.	600	37
*	OneSpaWorld Holdings Ltd.	3,941	37
*	Universal Electronics Inc.	1,752	36
	Cato Corp. Class A	3,700	35
*	RealReal Inc.	26,279	33
*	Boot Barn Holdings Inc.	500	31
*	Vera Bradley Inc.	6,500	29
*	American Outdoor Brands Inc.	2,903	29
*	Nerdy Inc.	11,700	26
*	Inspired Entertainment Inc.	1,949	25
*	Accel Entertainment Inc. Class A	3,144	24
*	Latham Group Inc.	6,500	21
*	Despegar.com Corp.	3,800	19
*	Duluth Holdings Inc. Class B	2,968	18
	Graham Holdings Co. Class B	28	17
*	ContextLogic Inc. Class A	32,000	16
	Dillard's Inc. Class A	47	15
*	ONE Group Hospitality Inc.	2,353	15
*	Express Inc.	13,200	13

		Shares	Market Value ($000)
	Monro Inc.	294	13
*	Container Store Group Inc.	2,800	12
*	Golden Entertainment Inc.	316	12
*	Century Casinos Inc.	1,478	10
*	Modine Manufacturing Co.	500	10
*	Cavco Industries Inc.	38	9
*	Lulu's Fashion Lounge Holdings Inc.	3,641	9
*	Full House Resorts Inc.	1,019	8
	Service Corp. International	100	7
*	Arhaus Inc.	700	7
*	Monarch Casino & Resort Inc.	79	6
*	MakeMyTrip Ltd.	200	6
	Choice Hotels International Inc.	42	5
	Johnson Outdoors Inc. Class A	81	5
	International Game Technology plc	193	4
*	Brilliant Earth Group Inc. Class A	953	4
	Dine Brands Global Inc.	50	3
	Jack in the Box Inc.	41	3
*	Red Robin Gourmet Burgers Inc.	500	3
	Leggett & Platt Inc.	53	2
*	Lindblad Expeditions Holdings Inc.	199	2
*	Noodles & Co. Class A	400	2
*	Quotient Technology Inc.	500	2
*	Universal Technical Institute Inc.	300	2
*	WW International Inc.	423	2
*	Canada Goose Holdings Inc.	100	2
	Bluegreen Vacations Holding Class A	60	2
*	Neogames SA	190	2
	Arcos Dorados Holdings Inc. Class A	196	2
*	Arco Platform Ltd. Class A	173	2
*	American Axle & Manufacturing Holdings Inc.	100	1
*	Barnes & Noble Education Inc.	615	1
*	Beazer Homes USA Inc.	100	1
	El Pollo Loco Holdings Inc.	93	1
*	Everi Holdings Inc.	59	1
	Gap Inc.	100	1
	PetMed Express Inc.	47	1
*	Tilly's Inc. Class A	150	1
*	Tupperware Brands Corp.	269	1
*	Visteon Corp.	4	1
	ADT Inc.	100	1
	Bassett Furniture Industries Inc.	71	1
*	Sportsman's Warehouse Holdings Inc.	107	1
	Smith & Wesson Brands Inc.	100	1
*	QuantumScape Corp. Class A	100	1
*	Petco Health & Wellness Co. Inc. Class A	100	1
*	Vizio Holding Corp. Class A	94	1
*	Mister Car Wash Inc.	100	1
	Big 5 Sporting Goods Corp.	16	—
	Clarus Corp.	31	—
	Kohl's Corp.	3	—
	Polaris Inc.	4	—
*	Regis Corp.	300	—
*	Workhorse Group Inc.	319	—
*	Kandi Technologies Group Inc.	34	—
*	Luminar Technologies Inc. Class A	100	—
			1,086,594

		Shares	Market Value ($000)
Consumer Staples (7.6%)
	Procter & Gamble Co.	707,429	107,218
	Coca-Cola Co.	1,327,831	84,463
	Costco Wholesale Corp.	166,912	76,195
	PepsiCo Inc.	406,726	73,479
	Walmart Inc.	376,556	53,392
	Philip Morris International Inc.	504,171	51,027
	Kroger Co.	1,144,220	51,009
	Altria Group Inc.	1,104,914	50,506
	Tyson Foods Inc. Class A	805,171	50,122
	Colgate-Palmolive Co.	500,912	39,467
	Archer-Daniels-Midland Co.	302,583	28,095
	Hershey Co.	101,993	23,619
	Lamb Weston Holdings Inc.	226,606	20,249
	General Mills Inc.	236,430	19,825
	Sysco Corp.	255,894	19,563
	Constellation Brands Inc. Class A	75,110	17,407
	Brown-Forman Corp. Class B	185,970	12,214
	Campbell Soup Co.	157,070	8,914
	J M Smucker Co.	46,700	7,400
	Mondelez International Inc. Class A	98,055	6,535
	Molson Coors Beverage Co. Class B	106,900	5,507
	Keurig Dr Pepper Inc.	133,100	4,746
	Hormel Foods Corp.	61,300	2,792
	Albertsons Cos. Inc. Class A	65,100	1,350
	Estee Lauder Cos. Inc. Class A	4,521	1,122
	Church & Dwight Co. Inc.	10,800	871
	Vector Group Ltd.	64,400	764
	Coca-Cola Consolidated Inc.	1,330	681
*	United Natural Foods Inc.	14,000	542
	Kimberly-Clark Corp.	2,900	394
*	Performance Food Group Co.	6,600	385
*	Olaplex Holdings Inc.	67,871	354
	Conagra Brands Inc.	6,100	236
	Coca-Cola Europacific Partners plc	4,100	227
	Reynolds Consumer Products Inc.	6,800	204
*	USANA Health Sciences Inc.	3,150	168
	Spectrum Brands Holdings Inc.	2,700	164
	Flowers Foods Inc.	5,200	149
*	Hain Celestial Group Inc.	9,200	149
	Kellogg Co.	2,001	143
*	Pilgrim's Pride Corp.	5,000	119
*	BJ's Wholesale Club Holdings Inc.	1,700	112
*	Nomad Foods Ltd.	3,728	64
*	BellRing Brands Inc.	2,300	59
*	Rite Aid Corp.	11,700	39
*	National Beverage Corp.	646	30
*	Sovos Brands Inc.	1,182	17
*	Nature's Sunshine Products Inc.	1,636	14
	SpartanNash Co.	299	9
	Natural Grocers by Vitamin Cottage Inc.	400	4
	Calavo Growers Inc.	93	3
	McCormick & Co. Inc.	40	3
*	Simply Good Foods Co.	79	3
*	Sprouts Farmers Market Inc.	89	3
	PriceSmart Inc.	28	2
	Primo Water Corp.	107	2
	Adecoagro SA	244	2

		Shares	Market Value ($000)
*	Herbalife Nutrition Ltd.	45	1
*	Zevia PBC Class A	263	1
*	SunOpta Inc.	100	1
	Cal-Maine Foods Inc.	9	—
			822,135
Energy (5.9%)
	Exxon Mobil Corp.	1,481,551	163,415
	Chevron Corp.	636,305	114,210
	Marathon Petroleum Corp.	507,289	59,043
	EOG Resources Inc.	380,001	49,218
	Valero Energy Corp.	272,426	34,560
	Phillips 66	308,055	32,062
	ConocoPhillips	234,798	27,706
	APA Corp.	481,663	22,484
	Occidental Petroleum Corp.	333,300	20,995
	ONEOK Inc.	274,960	18,065
	Kinder Morgan Inc.	778,020	14,067
	Schlumberger Ltd.	194,100	10,377
	Marathon Oil Corp.	382,604	10,357
	Targa Resources Corp.	108,820	7,998
	Pioneer Natural Resources Co.	29,400	6,715
	Diamondback Energy Inc.	40,030	5,475
	Hess Corp.	35,300	5,006
	Williams Cos. Inc.	139,762	4,598
*	Southwestern Energy Co.	596,834	3,492
	Halliburton Co.	83,390	3,281
	Comstock Resources Inc.	212,300	2,911
*	Transocean Ltd. (XNYS)	571,600	2,607
*	Antero Resources Corp.	61,900	1,918
	Range Resources Corp.	74,598	1,866
	Scorpio Tankers Inc.	32,600	1,753
	Baker Hughes Co. Class A	56,728	1,675
	Ovintiv Inc. (XNYS)	32,500	1,648
	EQT Corp.	42,980	1,454
	PBF Energy Inc. Class A	27,500	1,122
*	Denbury Inc.	9,000	783
*	NexTier Oilfield Solutions Inc.	66,857	618
	ChampionX Corp.	20,600	597
*	Tellurian Inc.	327,900	551
	Texas Pacific Land Corp.	213	499
	Delek US Holdings Inc.	16,900	456
*	CNX Resources Corp.	24,700	416
*	Golar LNG Ltd.	12,300	280
	Equitrans Midstream Corp.	41,600	279
*	Oceaneering International Inc.	14,000	245
	SFL Corp. Ltd.	21,900	202
	SM Energy Co.	4,800	167
	New Fortress Energy Inc. Class A	3,400	144
*	Alto Ingredients Inc.	47,300	136
*	Talos Energy Inc.	4,800	91
*	US Silica Holdings Inc.	7,000	88
	NOV Inc.	3,400	71
	DTE Midstream LLC	1,200	66
*	Gevo Inc.	29,800	57
	Antero Midstream Corp.	4,206	45
*	Ardmore Shipping Corp.	3,100	45
*	Clean Energy Fuels Corp.	6,100	32
*	Teekay Corp.	6,900	31

		Shares	Market Value ($000)
	Geopark Ltd.	1,900	29
	VAALCO Energy Inc.	4,400	20
	Murphy Oil Corp.	300	13
	Solaris Oilfield Infrastructure Inc. Class A	1,000	10
	Chesapeake Energy Corp.	74	7
	Patterson-UTI Energy Inc.	300	5
	NACCO Industries Inc. Class A	71	3
	Sitio Royalties Corp. Class A	108	3
*	Centrus Energy Corp. Class A	72	2
*	Navigator Holdings Ltd.	188	2
*	Amplify Energy Corp.	100	1
	Archrock Inc.	100	1
*	Energy Fuels Inc.	195	1
	Evolution Petroleum Corp.	100	1
*	Helix Energy Solutions Group Inc.	146	1
*	Newpark Resources Inc.	137	1
*	Overseas Shipholding Group Inc. Class A	400	1
*	ProPetro Holding Corp.	100	1
	RPC Inc.	100	1
*	Ring Energy Inc.	200	1
*	TETRA Technologies Inc.	300	1
*	Uranium Energy Corp.	119	1
*	Kosmos Energy Ltd.	100	1
	Dorian LPG Ltd.	25	1
*	Plains GP Holdings LP Class A	100	1
	Northern Oil and Gas Inc.	40	1
*	Par Pacific Holdings Inc.	8	—
	Nordic American Tankers Ltd.	100	—
	International Seaways Inc.	8	—
*	Expro Group Holdings NV	16	—
			636,087
Financials (11.4%)
*	Berkshire Hathaway Inc. Class B	466,070	143,969
	Bank of America Corp.	3,321,241	109,999
	JPMorgan Chase & Co.	721,558	96,761
	Charles Schwab Corp.	794,957	66,188
	Chubb Ltd.	258,397	57,002
	Everest Re Group Ltd.	161,456	53,485
	American Express Co.	323,884	47,854
	Progressive Corp.	294,461	38,195
	W R Berkley Corp.	522,983	37,953
	Wells Fargo & Co.	911,352	37,630
	Loews Corp.	595,770	34,751
	US Bancorp	789,348	34,423
	Synchrony Financial	982,855	32,297
	Discover Financial Services	326,471	31,939
	American International Group Inc.	486,091	30,740
	Citigroup Inc.	633,412	28,649
	Comerica Inc.	412,358	27,566
	Cboe Global Markets Inc.	204,697	25,683
	Hartford Financial Services Group Inc.	325,869	24,711
	Ameriprise Financial Inc.	69,233	21,557
	CME Group Inc.	116,180	19,537
	Capital One Financial Corp.	201,649	18,745
	Allstate Corp.	118,134	16,019
	Goldman Sachs Group Inc.	45,275	15,546
	Marsh & McLennan Cos. Inc.	87,260	14,440
	Morgan Stanley	154,915	13,171

		Shares	Market Value ($000)
	PNC Financial Services Group Inc.	82,020	12,954
	Assurant Inc.	92,333	11,547
	Truist Financial Corp.	266,880	11,484
	Travelers Cos. Inc.	58,430	10,955
	Zions Bancorp NA	204,752	10,066
	Bank of New York Mellon Corp.	196,900	8,963
	Globe Life Inc.	69,464	8,374
	Affiliated Managers Group Inc.	50,203	7,954
	Regions Financial Corp.	351,946	7,588
	Moody's Corp.	27,231	7,587
	MetLife Inc.	88,900	6,434
*	Arch Capital Group Ltd.	101,579	6,377
	Raymond James Financial Inc.	35,506	3,794
	Invesco Ltd.	193,600	3,483
	Intercontinental Exchange Inc.	32,100	3,293
	Virtu Financial Inc. Class A	146,900	2,998
	Signature Bank	25,030	2,884
	MarketAxess Holdings Inc.	9,000	2,510
	Northern Trust Corp.	27,800	2,460
	LPL Financial Holdings Inc.	10,600	2,291
	Blackstone Inc.	28,500	2,114
	Aon plc Class A (XNYS)	6,894	2,069
	First Republic Bank	14,500	1,767
	Arthur J Gallagher & Co.	8,000	1,508
	Franklin Resources Inc.	51,700	1,364
	Blackstone Mortgage Trust Inc. Class A	48,600	1,029
	Willis Towers Watson plc	3,500	856
*	Encore Capital Group Inc.	16,925	811
	Interactive Brokers Group Inc. Class A	10,000	723
	Nasdaq Inc.	10,100	620
	Equitable Holdings Inc.	21,245	610
	Aflac Inc.	8,282	596
	Principal Financial Group Inc.	7,000	587
	Stifel Financial Corp.	8,600	502
	Lincoln National Corp.	15,800	485
	Sixth Street Specialty Lending Inc.	22,600	402
	Fifth Third Bancorp	11,800	387
*	Ryan Specialty Holdings Inc.	8,700	361
	Ares Management Corp. Class A	4,900	335
*	Donnelley Financial Solutions Inc.	7,600	294
	BlackRock Inc.	400	283
	Mercury General Corp.	8,000	274
*	LendingClub Corp.	29,500	260
	BGC Partners Inc. Class A	66,200	250
*	Brighthouse Financial Inc.	4,200	215
	Cincinnati Financial Corp.	2,100	215
	Central Pacific Financial Corp.	10,238	208
	Rithm Capital Corp.	25,500	208
	Prudential Financial Inc.	2,079	207
	Bank of NT Butterfield & Son Ltd.	6,465	193
	Popular Inc.	2,851	189
	FS KKR Capital Corp.	10,500	184
	Enact Holdings Inc.	7,320	177
	Hanmi Financial Corp.	6,800	168
*	Blucora Inc.	6,400	163
*	Green Dot Corp. Class A	9,299	147
	First Internet Bancorp	5,500	134
	TCG BDC Inc.	8,700	124

		Shares	Market Value ($000)
	AFC Gamma Inc.	7,900	124
	MGIC Investment Corp.	9,400	122
	Starwood Property Trust Inc.	6,100	112
	Banner Corp.	1,667	105
	Valley National Bancorp	8,600	97
	Burford Capital Ltd.	11,097	90
	TPG RE Finance Trust Inc.	11,900	81
	New Mountain Finance Corp.	6,002	74
*	SVB Financial Group	300	69
	Greenhill & Co. Inc.	6,604	68
	Ladder Capital Corp. Class A	6,748	68
	First Foundation Inc.	4,300	62
	Brookline Bancorp Inc.	4,100	58
*	Enova International Inc.	1,500	58
	TPG Inc.	2,100	58
	First Financial Bancorp	2,300	56
	Pathward Financial Inc.	1,300	56
	Voya Financial Inc.	915	56
	Carlyle Group Inc.	1,800	54
*	Selectquote Inc.	78,200	53
*	LendingTree Inc.	2,400	51
*	Ocwen Financial Corp.	1,658	51
	Tiptree Inc.	2,703	37
	BlackRock TCP Capital Corp.	2,892	37
*	MBIA Inc.	2,800	36
	Western Alliance Bancorp	587	35
*	SiriusPoint Ltd.	5,700	34
	HomeTrust Bancshares Inc.	1,377	33
*	Columbia Financial Inc.	1,400	30
*	eHealth Inc.	6,300	30
	Bank OZK	700	28
	Kearny Financial Corp.	2,732	28
*	EZCorp. Inc. Class A	2,596	21
	Hope Bancorp Inc.	1,300	17
*	PRA Group Inc.	500	17
	SLM Corp.	1,000	17
	Sierra Bancorp	615	13
	Central Valley Community Bancorp	500	11
	Heritage Commerce Corp.	757	10
	Park National Corp.	69	10
	Granite Point Mortgage Trust Inc.	1,669	9
	Sculptor Capital Management Inc. Class A	1,002	9
	PennantPark Investment Corp.	1,500	9
	Cathay General Bancorp	200	8
	Apollo Investment Corp.	700	8
	ServisFirst Bancshares Inc.	100	7
	Great Ajax Corp.	788	6
	Tompkins Financial Corp.	74	6
	BlackRock Capital Investment Corp.	1,800	6
	PacWest Bancorp	200	5
	Brightspire Capital Inc. Class A	800	5
	Bread Financial Holdings Inc.	100	4
	Citizens Financial Group Inc.	92	4
	City Holding Co.	45	4
	Community Trust Bancorp Inc.	91	4
	First Financial Corp.	91	4
	Great Southern Bancorp Inc.	71	4
	Stock Yards Bancorp Inc.	55	4

		Shares	Market Value ($000)
	First Interstate BancSystem Inc. Class A	76	3
*	Genworth Financial Inc. Class A	498	3
	Nelnet Inc. Class A	38	3
	OneMain Holdings Inc.	98	3
	PCSB Financial Corp.	139	3
	Peapack-Gladstone Financial Corp.	77	3
	Capital Southwest Corp.	188	3
*	Acacia Research Corp.	391	2
*	Ambac Financial Group Inc.	100	2
	Banc of California Inc.	100	2
	CVB Financial Corp.	77	2
	Camden National Corp.	46	2
	Capitol Federal Financial Inc.	198	2
	Civista Bancshares Inc.	86	2
	Cohen & Steers Inc.	26	2
	ConnectOne Bancorp Inc.	82	2
	Employers Holdings Inc.	48	2
	Financial Institutions Inc.	68	2
	Fulton Financial Corp.	100	2
	Home BancShares Inc.	75	2
	Lakeland Bancorp Inc.	100	2
	Navient Corp.	100	2
	Northfield Bancorp Inc.	139	2
	OFG Bancorp	58	2
	Old Second Bancorp Inc.	100	2
	Preferred Bank	28	2
	SEI Investments Co.	30	2
	TriCo Bancshares	31	2
	Trustmark Corp.	66	2
	WesBanco Inc.	57	2
	WisdomTree Inc.	385	2
*	World Acceptance Corp.	26	2
*	PROG Holdings Inc.	98	2
	Saratoga Investment Corp.	64	2
	TriplePoint Venture Growth BDC Corp.	165	2
	Intercorp Financial Services Inc.	92	2
	AG Mortgage Investment Trust Inc.	300	2
	Cadence Bank	83	2
	Apollo Commercial Real Estate Finance Inc.	121	1
	Ares Commercial Real Estate Corp.	111	1
	ARMOUR Residential REIT Inc.	100	1
	Chimera Investment Corp.	164	1
	Commerce Bancshares Inc.	11	1
	Curo Group Holdings Corp.	199	1
	FNB Corp.	100	1
	First BanCorp. (XNYS)	100	1
	Horizon Bancorp Inc.	49	1
	Huntington Bancshares Inc.	50	1
	Luther Burbank Corp.	108	1
	New York Community Bancorp Inc.	100	1
	Northwest Bancshares Inc.	100	1
	Oppenheimer Holdings Inc. Class A	13	1
*	Republic First Bancorp Inc.	369	1
	United Bankshares Inc.	18	1
	Washington Trust Bancorp Inc.	20	1
	Essent Group Ltd.	24	1
	James River Group Holdings Ltd.	33	1
*	Oportun Financial Corp.	200	1

		Shares	Market Value ($000)
*	XP Inc. Class A	38	1
	Premier Financial Corp.	23	1
	Rocket Cos. Inc. Class A	100	1
	Gladstone Investment Corp.	100	1
	Golub Capital BDC Inc.	100	1
	Horizon Technology Finance Corp.	100	1
	Main Street Capital Corp.	33	1
	Owl Rock Capital Corp.	100	1
	Oxford Square Capital Corp.	352	1
	Prospect Capital Corp.	200	1
	Amalgamated Financial Corp.	24	1
	Patria Investments Ltd. Class A	94	1
	Primis Financial Corp.	100	1
	TrustCo Bank Corp. NY	25	1
	Franklin BSP Realty Trust Inc. REIT	100	1
	MFA Financial Inc. REIT	100	1
	AMERISAFE Inc.	10	—
	BancFirst Corp.	5	—
	Cowen Inc. Class A	4	—
	First Community Bankshares Inc.	13	—
	First of Long Island Corp.	21	—
	Flushing Financial Corp.	2	—
	Heartland Financial USA Inc.	2	—
	Lakeland Financial Corp.	1	—
*	Mr Cooper Group Inc.	10	—
*	NMI Holdings Inc. Class A	15	—
	OceanFirst Financial Corp.	1	—
*	Trupanion Inc.	1	—
	Universal Insurance Holdings Inc.	47	—
	Veritex Holdings Inc.	11	—
	Broadmark Realty Capital Inc.	145	—
	Barings BDC Inc.	28	—
*	Bright Health Group Inc.	100	—
	Bridge Investment Group Holdings Inc. Class A	38	—
	Annaly Capital Management Inc.	25	—
			1,236,117
Health Care (15.0%)
	Johnson & Johnson	953,434	168,424
	UnitedHealth Group Inc.	302,248	160,246
	Pfizer Inc.	2,719,557	139,350
	Merck & Co. Inc.	942,975	104,623
	Gilead Sciences Inc.	894,711	76,811
	Elevance Health Inc.	142,001	72,842
	Agilent Technologies Inc.	424,317	63,499
	Amgen Inc.	204,196	53,630
	HCA Healthcare Inc.	218,224	52,365
	Cigna Corp.	143,177	47,440
	AbbVie Inc.	274,156	44,306
*	Centene Corp.	482,125	39,539
	Bristol-Myers Squibb Co.	526,937	37,913
*	IQVIA Holdings Inc.	181,420	37,171
*	Biogen Inc.	133,742	37,036
	CVS Health Corp.	386,191	35,989
*	Vertex Pharmaceuticals Inc.	123,589	35,690
	McKesson Corp.	72,087	27,041
	Medtronic plc	346,400	26,922
	Eli Lilly & Co.	70,800	25,902
	Laboratory Corp. of America Holdings	97,473	22,953

		Shares	Market Value ($000)
	AmerisourceBergen Corp. Class A	130,381	21,605
	Becton Dickinson and Co.	83,550	21,247
*	Waters Corp.	48,455	16,600
*	Edwards Lifesciences Corp.	208,046	15,522
*	Mettler-Toledo International Inc.	10,696	15,461
	Abbott Laboratories	125,316	13,758
*	Molina Healthcare Inc.	41,370	13,661
*	Incyte Corp.	169,050	13,578
	Danaher Corp.	44,190	11,729
	Thermo Fisher Scientific Inc.	20,580	11,333
*	Boston Scientific Corp.	243,800	11,281
*	Hologic Inc.	148,823	11,133
	Humana Inc.	20,688	10,596
*	Moderna Inc.	57,992	10,417
*	Regeneron Pharmaceuticals Inc.	14,021	10,116
	Zoetis Inc.	68,990	10,111
*	Align Technology Inc.	39,166	8,260
*	DexCom Inc.	71,629	8,111
*	Avantor Inc.	355,971	7,507
	Baxter International Inc.	131,500	6,703
*	Intuitive Surgical Inc.	24,200	6,421
*	Catalent Inc.	80,600	3,628
*	BioMarin Pharmaceutical Inc.	33,100	3,426
*	ACADIA Pharmaceuticals Inc.	202,400	3,222
*	Henry Schein Inc.	40,001	3,195
*	Syneos Health Inc.	79,600	2,920
	DENTSPLY SIRONA Inc.	87,300	2,780
*	DaVita Inc.	32,522	2,428
	Bio-Techne Corp.	28,600	2,370
	Organon & Co.	83,181	2,323
	Viatris Inc.	187,357	2,085
*	Elanco Animal Health Inc. (XNYS)	161,100	1,969
*	Alnylam Pharmaceuticals Inc.	7,000	1,664
*	Sage Therapeutics Inc.	38,700	1,476
*	Natera Inc.	36,300	1,458
*	Figs Inc. Class A	201,100	1,353
*	Neogen Corp.	88,000	1,340
	Quest Diagnostics Inc.	8,100	1,267
*	Allscripts Healthcare Solutions Inc.	70,700	1,247
	Embecta Corp.	45,364	1,147
*	Seagen Inc.	8,800	1,131
*	Bio-Rad Laboratories Inc. Class A	2,600	1,093
*	Maravai LifeSciences Holdings Inc. Class A	75,910	1,086
	Universal Health Services Inc. Class B	6,053	853
*	QIAGEN NV	17,000	848
	West Pharmaceutical Services Inc.	3,524	829
*	Medpace Holdings Inc.	3,900	828
*	Bausch Health Cos. Inc.	122,500	769
	Zimmer Biomet Holdings Inc.	5,100	650
*	Exelixis Inc.	39,700	637
*	Myriad Genetics Inc.	40,319	585
	Bruker Corp.	8,478	580
*	Corcept Therapeutics Inc.	28,500	579
	Patterson Cos. Inc.	19,700	552
*	Oak Street Health Inc.	22,400	482
*	TransMedics Group Inc.	7,500	463
*	Catalyst Pharmaceuticals Inc.	20,073	373
*	Lexicon Pharmaceuticals Inc.	189,955	363

		Shares	Market Value ($000)
*	Integra LifeSciences Holdings Corp.	6,200	348
*	Shockwave Medical Inc.	1,691	348
*	AbCellera Biologics Inc.	28,900	293
*	Tandem Diabetes Care Inc.	6,500	292
*	Community Health Systems Inc.	66,600	288
*	Zimvie Inc.	29,700	277
*	Emergent BioSolutions Inc.	21,800	257
*	Revance Therapeutics Inc.	13,700	253
*	Enhabit Inc.	18,000	237
*	Pediatrix Medical Group Inc.	14,900	221
*	NuVasive Inc.	4,900	202
*	Iovance Biotherapeutics Inc.	29,300	187
*	Atara Biotherapeutics Inc.	54,800	180
*	BioCryst Pharmaceuticals Inc.	15,400	177
*	Semler Scientific Inc.	4,568	151
*	Quanterix Corp.	10,700	148
*	Theravance Biopharma Inc.	12,500	140
*	Taro Pharmaceutical Industries Ltd.	4,733	137
*	Rigel Pharmaceuticals Inc.	83,700	126
*	NanoString Technologies Inc.	15,260	122
*	Sharecare Inc.	74,200	119
*	Ionis Pharmaceuticals Inc.	3,100	117
*	Tenet Healthcare Corp.	2,400	117
*	Sotera Health Co.	14,100	117
*	Innoviva Inc.	8,682	115
*	ADMA Biologics Inc.	29,000	113
*	Envista Holdings Corp.	3,300	111
*	CareDx Inc.	9,300	106
*	LivaNova plc	1,900	106
*	Orthofix Medical Inc.	4,900	101
*	Accuray Inc.	43,492	91
*	NeoGenomics Inc.	9,100	84
*	Ovid therapeutics Inc.	39,800	74
*	OPKO Health Inc.	56,800	71
*	Aurora Cannabis Inc.	75,900	70
*	Surgery Partners Inc.	2,300	64
*	Azenta Inc.	1,000	58
*	GoodRx Holdings Inc. Class A	12,452	58
*	AngioDynamics Inc.	4,098	56
*	Cronos Group Inc.	21,800	55
*	Tactile Systems Technology Inc.	4,600	53
*	Pacific Biosciences of California Inc.	6,400	52
	Royalty Pharma plc Class A	1,300	51
*	Sight Sciences Inc.	4,180	51
*	Schrodinger Inc.	2,600	49
*	Cytek Biosciences Inc.	4,690	48
*	Amicus Therapeutics Inc.	3,500	43
*	Intercept Pharmaceuticals Inc.	3,400	42
*	Paratek Pharmaceuticals Inc.	19,100	36
*	Vanda Pharmaceuticals Inc.	4,800	36
*	Dynavax Technologies Corp.	3,300	35
*	Eagle Pharmaceuticals Inc.	1,100	32
*	Omnicell Inc.	600	30
*	Avanos Medical Inc.	1,000	27
*	Cross Country Healthcare Inc.	1,000	27
*	Gossamer Bio Inc.	11,100	24
*	MiMedx Group Inc.	7,460	21
*	Harvard Bioscience Inc.	6,866	19

		Shares	Market Value ($000)
*	Lannett Co. Inc.	35,500	19
*	Provention Bio Inc.	1,563	17
*	Berkeley Lights Inc.	6,378	17
*	AnaptysBio Inc.	500	16
*	Standard Bio Tools Inc.	13,665	16
*	Novavax Inc.	1,400	14
*	Travere Thrapeutics Inc.	600	13
*	Owens & Minor Inc.	594	12
*	SeaSpine Holdings Corp.	1,323	11
*	Kodiak Sciences Inc.	1,400	10
*	AtriCure Inc.	200	9
*	Coherus Biosciences Inc.	1,100	9
*	MannKind Corp.	1,700	9
*	OraSure Technologies Inc.	1,896	9
*	Stoke Therapeutics Inc.	956	9
*	ICON plc	47	9
	AirSculpt Technologies Inc.	2,500	9
*	Cerus Corp.	2,300	8
*	PetIQ Inc. Class A	900	8
*	Inotiv Inc.	1,600	8
*	Repligen Corp.	39	7
	Alcon Inc.	100	7
*	Joint Corp.	404	6
	Phibro Animal Health Corp. Class A	438	6
*	Essa Pharma Inc.	1,984	5
*	Cardiovascular Systems Inc.	300	4
*	CorVel Corp.	30	4
*	Personalis Inc.	2,100	4
*	Deciphera Pharmaceuticals Inc.	187	3
*	Evolent Health Inc. Class A	98	3
*	Invacare Corp.	7,600	3
*	Penumbra Inc.	13	3
*	Surmodics Inc.	98	3
*	Immunovant Inc.	180	3
*	Multiplan Corp.	2,600	3
*	Aclaris Therapeutics Inc.	100	2
*	Arcus Biosciences Inc.	99	2
*	Collegium Pharmaceutical Inc.	83	2
*	Concert Pharmaceuticals Inc.	300	2
*	Cymabay Therapeutics Inc.	300	2
*	CytomX Therapeutics Inc.	1,184	2
*	Exact Sciences Corp.	45	2
*	Harrow Health Inc.	100	2
*	Heron Therapeutics Inc.	644	2
*	Integer Holdings Corp.	24	2
*	Ironwood Pharmaceuticals Inc. Class A	124	2
*	Meridian Bioscience Inc.	50	2
*	Spectrum Pharmaceuticals Inc.	5,600	2
*	Syndax Pharmaceuticals Inc.	79	2
*	IGM Biosciences Inc.	100	2
*	InfuSystem Holdings Inc.	176	2
*	PDS Biotechnology Corp.	165	2
*	iTeos Therapeutics Inc.	100	2
*	Chinook Therapeutics Inc.	67	2
*	Certara Inc.	144	2
*	Innovage Holding Corp.	273	2
*	Agiliti Inc.	100	2
*	Assertio Holdings Inc.	395	2

		Shares	Market Value ($000)
*	Agenus Inc.	200	1
*	Allakos Inc.	100	1
*	Bluebird Bio Inc.	100	1
*	Bridgebio Pharma Inc.	100	1
*	Brookdale Senior Living Inc.	311	1
*	CTI BioPharma Corp.	200	1
*	Cara Therapeutics Inc.	100	1
*	CEL–SCI Corp.	492	1
*	Evolus Inc.	110	1
*	Gritstone bio Inc.	254	1
*	ImmunoGen Inc.	200	1
	LeMaitre Vascular Inc.	27	1
*	Lineage Cell Therapeutics Inc.	900	1
*	Masimo Corp.	9	1
*	Mersana Therapeutics Inc.	100	1
*	Nektar Therapeutics Class A	300	1
*	Omeros Corp.	287	1
*	Scholar Rock Holding Corp.	100	1
*	TG Therapeutics Inc.	100	1
*	ViewRay Inc.	300	1
*	Voyager Therapeutics Inc.	100	1
*	Alkermes plc	18	1
*	CRISPR Therapeutics AG	16	1
*	Organogenesis Holdings Inc. Class A	200	1
*	Liquidia Corp.	166	1
*	Gamida Cell Ltd.	428	1
*	Allovir Inc.	200	1
*	Viemed Healthcare Inc.	106	1
*	Marinus Pharmaceuticals Inc.	125	1
*	Athira Pharma Inc.	300	1
*	LifeStance Health Group Inc.	167	1
*	Definitive Healthcare Corp. Class A	95	1
*	Xeris Biopharma Holdings Inc.	662	1
*,1	Radius Health Inc. CVR	17,800	1
*	Amneal Pharmaceuticals Inc.	200	—
*	Chimerix Inc.	100	—
*	Computer Programs and Systems Inc.	5	—
*	Eiger BioPharmaceuticals Inc.	100	—
*	Insmed Inc.	6	—
*	Karyopharm Therapeutics Inc.	100	—
*	Kura Oncology Inc.	33	—
*	Sangamo Therapeutics Inc.	100	—
*	Senseonics Holdings Inc.	200	—
*	Seres Therapeutics Inc.	22	—
*	Sorrento Therapeutics Inc.	466	—
*	NextCure Inc.	200	—
*	Arbutus Biopharma Corp.	100	—
*	Affimed NV	100	—
*	Precigen Inc.	200	—
*	VBI Vaccines Inc.	1,100	—
*	Vaxart Inc.	300	—
*	Compugen Ltd.	193	—
*	Canopy Growth Corp.	200	—
*	EyePoint Pharmaceuticals Inc.	100	—
*	Akoya Biosciences Inc.	47	—
*	Aveanna Healthcare Holdings Inc.	600	—
*	Sema4 Holdings Corp.	400	—
*	ATAI Life Sciences NV	148	—

		Shares	Market Value ($000)
*	Agile Therapeutics Inc.	446	—
			1,626,080
Industrials (7.6%)
	United Parcel Service Inc. Class B	328,135	57,043
	General Dynamics Corp.	214,864	53,310
	Lockheed Martin Corp.	102,800	50,011
*	United Rentals Inc.	115,356	41,000
	Caterpillar Inc.	168,068	40,262
	Union Pacific Corp.	168,665	34,925
	PACCAR Inc.	324,306	32,097
	Emerson Electric Co.	322,041	30,935
	Trane Technologies plc	163,008	27,400
	Textron Inc.	364,397	25,799
	Republic Services Inc. Class A	199,669	25,755
	Illinois Tool Works Inc.	116,705	25,710
	WW Grainger Inc.	44,329	24,658
	Otis Worldwide Corp.	307,086	24,048
	Waste Management Inc.	131,600	20,645
	Northrop Grumman Corp.	37,332	20,369
	Cintas Corp.	43,733	19,751
	Johnson Controls International plc	233,400	14,938
	Fastenal Co.	315,288	14,919
	Norfolk Southern Corp.	59,147	14,575
	IDEX Corp.	61,284	13,993
	Fortive Corp.	207,085	13,305
	JB Hunt Transport Services Inc.	76,026	13,256
	AMETEK Inc.	88,922	12,424
	General Electric Co.	137,400	11,513
	Raytheon Technologies Corp.	96,330	9,722
	Honeywell International Inc.	42,336	9,073
*	United Airlines Holdings Inc.	229,960	8,669
	A O Smith Corp.	151,000	8,643
*	Alaska Air Group Inc.	192,729	8,276
	Carrier Global Corp.	193,600	7,986
	TransDigm Group Inc.	12,497	7,869
	Snap-on Inc.	33,800	7,723
*	Southwest Airlines Co.	210,535	7,089
	Robert Half International Inc.	92,753	6,848
	3M Co.	53,645	6,433
*	Delta Air Lines Inc.	194,733	6,399
	Waste Connections Inc. (XTSE)	41,700	5,528
	CSX Corp.	146,088	4,526
	Dover Corp.	27,115	3,672
	Eaton Corp. plc	21,547	3,382
*	Fluor Corp.	94,000	3,258
	Fortune Brands Innovations Inc	55,800	3,187
	L3Harris Technologies Inc.	12,645	2,633
	Allegion plc	24,430	2,571
	Deere & Co.	5,866	2,515
*	Copart Inc.	40,740	2,481
*	Uber Technologies Inc.	97,800	2,419
	Advanced Drainage Systems Inc.	28,500	2,336
	Equifax Inc.	8,986	1,747
	CH Robinson Worldwide Inc.	14,400	1,318
	Howmet Aerospace Inc.	32,300	1,273
	Allison Transmission Holdings Inc.	27,154	1,130
*	Lyft Inc. Class A	99,300	1,094
*	Aerojet Rocketdyne Holdings Inc.	18,200	1,018

		Shares	Market Value ($000)
*	American Airlines Group Inc.	72,800	926
*	Parsons Corp.	19,930	922
*	SunPower Corp.	50,800	916
*	Upwork Inc.	79,900	834
	Air Lease Corp. Class A	20,400	784
	nVent Electric plc	19,800	762
*	Masterbrand Inc.	100,330	757
	Hexcel Corp.	12,000	706
*	FuelCell Energy Inc.	242,700	675
*	Avis Budget Group Inc.	3,900	639
	Pentair plc	14,100	634
	TransUnion	11,033	626
	Pitney Bowes Inc.	163,400	621
*	Sunrun Inc.	24,300	584
*	Array Technologies Inc.	27,700	535
*	WESCO International Inc.	4,000	501
	Watsco Inc.	2,000	499
	Knight-Swift Transportation Holdings Inc.	9,000	472
	REV Group Inc.	37,200	469
	Maxar Technologies Inc.	7,600	393
	Triton International Ltd.	5,513	379
	GrafTech International Ltd.	78,977	376
	Shyft Group Inc.	13,200	328
	Carlisle Cos. Inc.	1,300	306
*	Resideo Technologies Inc.	18,600	306
*	Enovix Corp.	24,200	301
*	Kratos Defense & Security Solutions Inc.	26,500	273
*	Beacon Roofing Supply Inc.	5,100	269
*	Middleby Corp.	2,000	268
	Lennox International Inc.	1,100	263
*	Triumph Group Inc.	23,400	246
*	SkyWest Inc.	13,923	230
*	Harsco Corp.	33,000	208
	AECOM	2,117	180
*	Great Lakes Dredge & Dock Corp.	29,720	177
*	Mercury Systems Inc.	3,800	170
	Wabash National Corp.	6,800	154
	Acuity Brands Inc.	900	149
	Verisk Analytics Inc. Class A	800	141
*	3D Systems Corp.	18,200	135
	Heidrick & Struggles International Inc.	4,453	125
*	MRC Global Inc.	9,000	104
*	Driven Brands Holdings Inc.	3,200	87
	Herc Holdings Inc.	600	79
	Werner Enterprises Inc.	1,800	72
*	BlueLinx Holdings Inc.	923	66
*	Quad/Graphics Inc.	14,582	59
*	Kornit Digital Ltd.	2,400	55
*	Shoals Technologies Group Inc. Class A	2,200	54
	HEICO Corp.	328	50
*	Manitowoc Co. Inc.	5,300	49
*	AAR Corp.	1,100	49
	Kennametal Inc.	2,000	48
*	First Advantage Corp.	3,700	48
	Expeditors International of Washington Inc.	400	42
*	AerCap Holdings NV	600	35
*	Planet Labs PBC	8,100	35
	Trinity Industries Inc.	1,100	33

		Shares	Market Value ($000)
	Rush Enterprises Inc. Class A	600	31
	Enerpac Tool Group Corp. Class A	1,200	31
	Leidos Holdings Inc.	284	30
*	Hireright Holdings Corp.	2,500	30
	Moog Inc. Class A	293	26
*	Copa Holdings SA Class A	300	25
*	Northwest Pipe Co.	582	20
	Matthews International Corp. Class A	600	18
*	Gibraltar Industries Inc.	360	17
*	JELD-WEN Holding Inc.	1,773	17
*	Mesa Air Group Inc.	11,200	17
*	Univar Solutions Inc.	500	16
	Kaman Corp.	652	15
*	KAR Auction Services Inc.	1,100	14
*	TriNet Group Inc.	200	14
	Lindsay Corp.	71	12
	Old Dominion Freight Line Inc.	43	12
*	Titan International Inc.	700	11
*	TrueBlue Inc.	496	10
*	Yellow Corp.	3,400	9
	Caesarstone Ltd.	1,241	7
*	Astronics Corp.	576	6
	Barnes Group Inc.	98	4
*	CBIZ Inc.	91	4
	Oshkosh Corp.	47	4
*	TuSimple Holdings Inc. Class A	2,335	4
*	DLH Holdings Corp.	300	4
	Heartland Express Inc.	173	3
	Rollins Inc.	94	3
*	Titan Machinery Inc.	66	3
	Universal Logistics Holdings Inc.	86	3
	AZZ Inc.	41	2
	Apogee Enterprises Inc.	51	2
	Brady Corp. Class A	38	2
*	Daseke Inc.	347	2
*	Evoqua Water Technologies Corp.	63	2
	HNI Corp.	88	2
	Kelly Services Inc. Class A	118	2
	MDU Resources Group Inc.	57	2
*	NOW Inc.	146	2
*	Tutor Perini Corp.	291	2
*	Gates Industrial Corp. plc	153	2
	Vertiv Holdings Co. Class A	140	2
*	Corp. America Airports SA	200	2
*	Hayward Holdings Inc.	175	2
*	American Superconductor Corp.	300	1
*	Babcock & Wilcox Enterprises Inc.	113	1
*	BrightView Holdings Inc.	156	1
*	CECO Environmental Corp.	100	1
*	CoreCivic Inc.	99	1
*	Forrester Research Inc.	40	1
*	GEO Group Inc.	100	1
	Greenbrier Cos. Inc.	39	1
*	Hawaiian Holdings Inc.	76	1
	Interface Inc. Class A	100	1
*	JetBlue Airways Corp.	200	1
	Kimball International Inc. Class B	200	1
	Marten Transport Ltd.	50	1

		Shares	Market Value ($000)
	MillerKnoll Inc.	60	1
	Parker-Hannifin Corp.	4	1
*	Plug Power Inc.	100	1
*	Radiant Logistics Inc.	282	1
	Steelcase Inc. Class A	142	1
	Luxfer Holdings plc	94	1
	Genco Shipping & Trading Ltd.	98	1
	ACCO Brands Corp.	204	1
	Pangaea Logistics Solutions Ltd.	200	1
	Atlas Corp.	58	1
*	Sun Country Airlines Holdings Inc.	83	1
	Aris Water Solution Inc. Class A	100	1
*	Archer Aviation Inc. Class A	400	1
*	Aurora Innovation Inc.	600	1
*	Masonite International Corp.	6	—
*	Matrix Service Co.	6	—
	Primoris Services Corp.	4	—
	Quanex Building Products Corp.	1	—
	Resources Connection Inc.	12	—
	Eneti Inc.	2	—
	Zurn Elkay Water Solutions Corp.	3	—
			823,138
Information Technology (26.3%)
	Apple Inc.	4,776,307	620,586
	Microsoft Corp.	2,566,875	615,588
	Mastercard Inc. Class A	318,236	110,660
	Accenture plc Class A	360,898	96,302
	Broadcom Inc.	167,656	93,742
	QUALCOMM Inc.	695,672	76,482
	Visa Inc. Class A	331,352	68,842
	Automatic Data Processing Inc.	283,703	67,765
	Texas Instruments Inc.	376,963	62,282
	NVIDIA Corp.	425,899	62,241
	Cisco Systems Inc.	1,176,496	56,048
	Cognizant Technology Solutions Corp. Class A	875,143	50,049
	Applied Materials Inc.	504,640	49,142
*	Adobe Inc.	124,999	42,066
	Paychex Inc.	329,710	38,101
	NXP Semiconductors NV	235,689	37,246
*	PayPal Holdings Inc.	519,789	37,019
*	Paycom Software Inc.	107,347	33,311
	Micron Technology Inc.	636,614	31,818
*	Cadence Design Systems Inc.	182,524	29,321
*	ServiceNow Inc.	73,872	28,682
	Lam Research Corp.	66,605	27,994
*	Synopsys Inc.	86,397	27,586
	CDW Corp.	150,497	26,876
*	Salesforce Inc.	202,111	26,798
*	Gartner Inc.	79,611	26,760
*	VeriSign Inc.	128,486	26,396
	Monolithic Power Systems Inc.	71,580	25,311
	KLA Corp.	66,822	25,194
*	Enphase Energy Inc.	94,862	25,135
*	Fortinet Inc.	442,496	21,634
	Intel Corp.	719,600	19,019
	HP Inc.	650,872	17,489
	Oracle Corp.	184,927	15,116
*	FleetCor Technologies Inc.	78,462	14,412

		Shares	Market Value ($000)
	Motorola Solutions Inc.	53,535	13,797
	Microchip Technology Inc.	195,300	13,720
*	Keysight Technologies Inc.	79,101	13,532
*	ON Semiconductor Corp.	200,200	12,486
	Skyworks Solutions Inc.	126,890	11,563
	NetApp Inc.	187,986	11,290
*	Western Digital Corp.	298,076	9,404
	Fidelity National Information Services Inc.	120,701	8,190
	Vontier Corp.	403,000	7,790
	International Business Machines Corp.	48,300	6,805
	Gen Digital Inc.	313,805	6,725
	Analog Devices Inc.	40,800	6,692
	Amdocs Ltd.	72,100	6,554
*	Qorvo Inc.	60,700	5,502
	Corning Inc.	159,900	5,107
	Teradyne Inc.	56,390	4,926
*	Check Point Software Technologies Ltd.	35,200	4,441
*	DocuSign Inc. Class A	79,200	4,389
	Roper Technologies Inc.	8,400	3,630
*	Rambus Inc.	94,600	3,389
*	EPAM Systems Inc.	9,940	3,258
*	Fair Isaac Corp.	5,049	3,022
*	Box Inc. Class A	82,000	2,553
*	Dropbox Inc. Class A	99,700	2,231
	SS&C Technologies Holdings Inc.	41,300	2,150
*	Crowdstrike Holdings Inc. Class A	16,400	1,727
*	Kyndryl Holdings Inc.	154,200	1,715
*	Palantir Technologies Inc. Class A	256,300	1,645
	InterDigital Inc.	32,700	1,618
*	Semtech Corp.	49,000	1,406
*	Akamai Technologies Inc.	16,200	1,366
	Juniper Networks Inc.	42,151	1,347
*	Workiva Inc. Class A	15,800	1,327
*	Atlassian Corp. Ltd. Class A	9,200	1,184
*	Teradata Corp.	31,500	1,060
*	ANSYS Inc.	4,200	1,015
	Global Payments Inc.	10,000	993
*	DXC Technology Co.	36,900	978
	TE Connectivity Ltd.	8,512	977
*	PagSeguro Digital Ltd. Class A	105,110	919
*	NetScout Systems Inc.	26,100	849
*	Digital Turbine Inc.	54,000	823
*	Momentive Global Inc.	117,300	821
	Concentrix Corp.	5,000	666
*	Super Micro Computer Inc.	7,700	632
*	Rogers Corp.	5,100	609
*	Canadian Solar Inc.	19,500	603
	Ebix Inc.	24,800	495
*	Infinera Corp.	71,800	484
	Western Union Co.	35,092	483
*	Conduent Inc.	119,000	482
*	Gitlab Inc. Class A	9,800	445
	Clear Secure Inc. Class A	16,200	444
*	Pure Storage Inc. Class A	16,100	431
*	Flex Ltd.	20,000	429
*	Fiserv Inc.	4,000	404
*	Qualys Inc.	3,600	404
*	Flywire Corp.	16,100	394

		Shares	Market Value ($000)
*	Varonis Systems Inc. Class B	15,700	376
*	Trade Desk Inc. Class A	8,346	374
*	Zoom Video Communications Inc. Class A	5,400	366
*	ACI Worldwide Inc.	15,800	363
*	Lattice Semiconductor Corp.	5,600	363
*	Everbridge Inc.	11,900	352
*	LiveRamp Holdings Inc.	14,600	342
*	Euronet Worldwide Inc.	3,600	340
*	Autodesk Inc.	1,800	336
*	Verra Mobility Corp. Class A	24,100	333
*	Stratasys Ltd.	23,800	282
*	Datadog Inc. Class A	3,800	279
*	Tenable Holdings Inc.	7,300	278
*	Impinj Inc.	2,500	273
	Jack Henry & Associates Inc.	1,500	263
*	Zebra Technologies Corp. Class A	1,000	256
*	Asana Inc. Class A	17,100	235
*	Viavi Solutions Inc.	21,500	226
*	TTM Technologies Inc.	14,700	222
*	Domo Inc. Class B	15,400	219
*	Cognyte Software Ltd.	69,487	216
*	Grid Dynamics Holdings Inc.	18,900	212
*	StoneCo. Ltd. Class A	20,993	198
*	Paycor HCM Inc.	7,786	191
*	Splunk Inc.	2,100	181
*	MACOM Technology Solutions Holdings Inc. Class H	2,800	176
*	Cerence Inc.	9,400	174
	Marvell Technology Inc.	4,583	170
*	Appian Corp. Class A	4,800	156
*	Squarespace Inc. Class A	6,500	144
*	Avid Technology Inc.	5,200	138
*	Payoneer Global Inc.	24,600	135
*	SolarWinds Corp.	14,000	131
*	Elastic NV	2,500	129
*	Upland Software Inc.	17,300	123
*	Dynatrace Inc.	3,024	116
*	Wolfspeed Inc.	1,600	110
*	Lightspeed Commerce Inc.	6,200	89
*	Q2 Holdings Inc.	3,200	86
	Hackett Group Inc.	3,912	80
*	Unisys Corp.	15,224	78
*	TELUS International CDA Inc.	3,800	75
*	Qualtrics International Inc. Class A	7,100	74
*	Magnachip Semiconductor Corp.	7,500	70
*	Dlocal Ltd. Class A	4,500	70
*	WM Technology Inc.	67,479	68
*	Arlo Technologies Inc.	18,800	66
*	Paysafe Ltd.	4,700	65
*	ON24 Inc.	7,275	63
*	Daktronics Inc.	20,107	57
	Ubiquiti Inc.	200	55
*	Rimini Street Inc.	14,190	54
*	Sitime Corp.	500	51
*	Casa Systems Inc.	17,100	47
*	Veeco Instruments Inc.	2,392	44
*	ACM Research Inc. Class A	5,076	39
*	LivePerson Inc.	3,600	37
*	Repay Holdings Corp. Class A	4,500	36

		Shares	Market Value ($000)
*	SecureWorks Corp. Class A	5,475	35
*	Kopin Corp.	26,100	32
*	Cloudflare Inc. Class A	700	32
*	Zuora Inc. Class A	4,900	31
*	Blackbaud Inc.	500	29
*	IPG Photonics Corp.	300	28
*	FormFactor Inc.	1,200	27
*	Amplitude Inc. Class A	2,200	27
*	Expensify Inc. Class A	3,100	27
*	Radware Ltd.	1,084	21
*	eGain Corp.	1,593	14
*	MaxLinear Inc.	400	14
*	Brightcove Inc.	2,056	11
*	N-Able Inc.	1,086	11
*	Ouster Inc.	10,250	9
*	Immersion Corp.	1,100	8
*	Identiv Inc.	1,117	8
*	Rackspace Technology Inc.	2,500	7
*	Xperi Inc.	800	7
	Badger Meter Inc.	51	6
*	Silicon Laboratories Inc.	41	6
*	Blackline Inc.	38	3
*	Evo Payments Inc. Class A	81	3
	NVE Corp.	49	3
*	RingCentral Inc. Class A	96	3
*	Everspin Technologies Inc.	500	3
*	Arteris Inc.	600	3
	A10 Networks Inc.	100	2
*	AXT Inc.	385	2
*	CalAmp Corp.	400	2
*	FARO Technologies Inc.	84	2
	Hewlett Packard Enterprise Co.	100	2
*	KVH Industries Inc.	197	2
*	Knowles Corp.	100	2
*	Pixelworks Inc.	1,300	2
	TD SYNNEX Corp.	19	2
*	Yext Inc.	300	2
	Hollysys Automation Technologies Ltd.	100	2
*	Velodyne Lidar Inc.	2,300	2
*	DigitalOcean Holdings Inc.	76	2
*	Remitly Global Inc.	178	2
*	Axcelis Technologies Inc.	10	1
	Benchmark Electronics Inc.	55	1
*	Benefitfocus Inc.	100	1
*	Black Knight Inc.	11	1
*	Calix Inc.	9	1
*	Ceridian HCM Holding Inc.	8	1
*	CommScope Holding Co. Inc.	103	1
*	8x8 Inc.	300	1
*	ePlus Inc.	14	1
	Information Services Group Inc.	209	1
*	MicroVision Inc.	300	1
*	Mitek Systems Inc.	137	1
*	MoneyGram International Inc.	110	1
*	PDF Solutions Inc.	46	1
	PFSweb Inc.	100	1
*	Ribbon Communications Inc.	470	1
*	Sanmina Corp.	21	1

		Shares	Market Value ($000)
*	Turtle Beach Corp.	170	1
*	ViaSat Inc.	26	1
	Xerox Holdings Corp.	100	1
*	SMART Global Holdings Inc.	77	1
*	Celestica Inc.	90	1
	Sapiens International Corp. NV	72	1
	Ituran Location and Control Ltd.	26	1
*	Consensus Cloud Solutions Inc.	15	1
*	Diebold Nixdorf Inc.	200	—
*	Eastman Kodak Co.	29	—
*	Inseego Corp.	200	—
	Vishay Intertechnology Inc.	1	—
*	Vishay Precision Group Inc.	2	—
*	Phunware Inc.	400	—
*	Maxeon Solar Technologies Ltd.	12	—
*	JFrog Ltd.	15	—
*	Sierra Wireless Inc.	15	—
*	Alkami Technology Inc.	3	—
*	Exela Technologies Inc.	51	—
			2,845,877
Materials (1.8%)
	Dow Inc.	547,419	27,584
	Westrock Co.	566,490	19,918
	Mosaic Co.	450,425	19,760
	Packaging Corp. of America	132,683	16,971
	LyondellBasell Industries NV Class A	188,692	15,667
	CF Industries Holdings Inc.	175,971	14,993
	Nucor Corp.	83,222	10,970
	Linde plc	30,933	10,090
	Sealed Air Corp.	197,230	9,838
	Corteva Inc.	145,000	8,523
	Freeport-McMoRan Inc.	203,100	7,718
	Avery Dennison Corp.	33,952	6,145
	Nutrien Ltd.	71,300	5,207
	Newmont Corp.	104,800	4,947
	International Paper Co.	61,347	2,124
	Albemarle Corp.	9,205	1,996
	United States Steel Corp.	79,100	1,981
	Steel Dynamics Inc.	12,300	1,202
*	ATI Inc.	39,800	1,188
*	MP Materials Corp.	42,500	1,032
	Warrior Met Coal Inc.	26,300	911
	Amcor plc	71,513	852
	DuPont de Nemours Inc.	11,275	774
	Wheaton Precious Metals Corp.	19,100	746
*	Cleveland-Cliffs Inc.	45,900	739
	Eastman Chemical Co.	8,585	699
*	Ingevity Corp.	9,700	683
*	Livent Corp.	27,200	540
*	LSB Industries Inc.	35,200	468
*	Intrepid Potash Inc.	14,100	407
	Martin Marietta Materials Inc.	762	258
	Alamos Gold Inc. Class A	22,300	225
	Teck Resources Ltd. Class B	5,500	208
*	Century Aluminum Co.	25,100	205
*	Ferroglobe plc	48,300	186
	Graphic Packaging Holding Co.	7,300	162
	Pan American Silver Corp.	9,300	152

		Shares	Market Value ($000)
	International Flavors & Fragrances Inc.	1,421	149
	Ashland Inc.	1,200	129
	Valvoline Inc.	3,200	104
	Celanese Corp. Class A	900	92
*	Summit Materials Inc. Class A	2,949	84
	Sonoco Products Co.	1,333	81
	Chemours Co.	2,300	70
	SunCoke Energy Inc.	7,700	66
	Olin Corp.	1,100	58
	Glatfelter Corp.	20,300	56
*	Arconic Corp.	2,400	51
	Huntsman Corp.	1,700	47
	Avient Corp.	1,300	44
*	O-I Glass Inc.	2,300	38
	Commercial Metals Co.	695	34
*	Ranpak Holdings Corp. Class A	4,600	27
	Trinseo plc	1,099	25
	Valhi Inc.	845	19
*	Diversey Holdings Ltd.	4,300	18
	Materion Corp.	53	5
*	Aspen Aerogels Inc.	300	4
	Haynes International Inc.	95	4
	Innospec Inc.	35	4
	American Vanguard Corp.	95	2
	Barrick Gold Corp. (XTSE)	100	2
	Myers Industries Inc.	71	2
	Ryerson Holding Corp.	49	2
*	IAMGOLD Corp.	600	2
*	Eldorado Gold Corp.	200	2
	Hecla Mining Co.	200	1
	Minerals Technologies Inc.	18	1
	Tredegar Corp.	100	1
	Tronox Holdings plc Class A	100	1
	Osisko Gold Royalties Ltd.	100	1
	Yamana Gold Inc.	100	1
*	Novagold Resources Inc.	100	1
	Orion Engineered Carbons SA	80	1
	Ramaco Resources Inc.	100	1
*	Equinox Gold Corp.	200	1
	First Majestic Silver Corp.	100	1
	Mercer International Inc.	100	1
*	Constellium SE Class A	65	1
	Nexa Resources SA	116	1
	ICL Group Ltd.	118	1
*	Ecovyst Inc.	105	1
			197,306
Other (0.1%)
	SPDR S&P 500 ETF Trust	45,200	17,286
*,1	Aduro Biotech Inc. CVR	67	—
*,1	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	400	—
*,1	Strongbridge Biopharm CVR	335	—
			17,286
Real Estate (2.2%)
	Simon Property Group Inc.	193,562	22,740
	Camden Property Trust	193,381	21,635
	Regency Centers Corp.	331,175	20,698
	Extra Space Storage Inc.	137,759	20,275

		Shares	Market Value ($000)
	Host Hotels & Resorts Inc.	1,148,129	18,427
	SBA Communications Corp. Class A	62,450	17,505
	Public Storage	61,421	17,210
	Crown Castle Inc.	126,000	17,091
	Mid-America Apartment Communities Inc.	100,614	15,795
	Ventas Inc.	262,075	11,807
	Federal Realty Investment Trust	107,576	10,870
*	CBRE Group Inc. Class A	133,300	10,259
	Equity Residential	122,217	7,211
	Essex Property Trust Inc.	19,834	4,203
	Apartment Income REIT Corp.	76,600	2,628
	Prologis Inc.	21,115	2,380
	AvalonBay Communities Inc.	14,400	2,326
	American Tower Corp.	8,845	1,874
	Boston Properties Inc.	23,756	1,605
	WP Carey Inc.	17,409	1,361
	Innovative Industrial Properties Inc.	13,184	1,336
	Iron Mountain Inc.	18,600	927
	UDR Inc.	23,300	902
	Weyerhaeuser Co.	27,800	862
	Newmark Group Inc. Class A	84,700	675
	Healthpeak Properties Inc.	17,000	426
*	Veris Residential Inc.	26,157	417
	Kilroy Realty Corp.	8,400	325
	Park Hotels & Resorts Inc.	24,000	283
	Brixmor Property Group Inc.	10,990	249
	Macerich Co.	20,300	229
	VICI Properties Inc.	4,800	156
	Essential Properties Realty Trust Inc.	6,015	141
	Douglas Emmett Inc.	7,500	118
	Piedmont Office Realty Trust Inc. Class A	12,000	110
	Hudson Pacific Properties Inc.	10,500	102
	Kimco Realty Corp.	4,400	93
*	Anywhere Real Estate Inc.	13,200	84
	EPR Properties	2,000	75
	Highwoods Properties Inc.	2,659	74
	Farmland Partners Inc.	5,300	66
	Uniti Group Inc.	11,900	66
	National Storage Affiliates Trust	1,800	65
	Diversified Healthcare Trust	93,000	60
	Agree Realty Corp.	800	57
	Industrial Logistics Properties Trust	17,300	57
	Retail Opportunity Investments Corp.	3,500	53
	Spirit Realty Capital Inc.	1,200	48
	Life Storage Inc.	300	30
	City Office REIT Inc.	3,030	25
*	Ashford Hospitality Trust Inc.	2,641	12
	Douglas Elliman Inc.	3,057	12
	Service Properties Trust	912	7
*	Five Point Holdings LLC	1,922	5
	Alpine Income Property Trust Inc.	155	3
	Getty Realty Corp.	56	2
	Hersha Hospitality Trust Class A	220	2
	JBG SMITH Properties	96	2
	LXP Industrial Trust	149	2
	Omega Healthcare Investors Inc.	69	2
	Sabra Health Care REIT Inc.	189	2
	Tanger Factory Outlet Centers Inc.	100	2

		Shares	Market Value ($000)
	Urban Edge Properties	171	2
	Urstadt Biddle Properties Inc. Class A	99	2
	Orion Office REIT Inc.	190	2
	Acadia Realty Trust	98	1
	Brandywine Realty Trust	100	1
	DiamondRock Hospitality Co.	60	1
	Empire State Realty Trust Inc. Class A	100	1
	Gladstone Commercial Corp.	70	1
	iStar Inc.	100	1
	Kite Realty Group Trust	62	1
	Medical Properties Trust Inc.	44	1
	Physicians Realty Trust	100	1
	Plymouth Industrial REIT Inc.	46	1
	RLJ Lodging Trust	100	1
	RMR Group Inc. Class A	40	1
*	Seritage Growth Properties Class A	100	1
	SITE Centers Corp.	100	1
	Summit Hotel Properties Inc.	158	1
	Sunstone Hotel Investors Inc.	100	1
	Welltower Inc.	17	1
*	Zillow Group Inc. Class A	45	1
*	Cushman & Wakefield plc	100	1
*	Altisource Portfolio Solutions SA	100	1
	SL Green Realty Corp.	30	1
	Kennedy-Wilson Holdings Inc.	17	—
	Safehold Inc.	7	—
	Apartment Investment and Management Co. Class A	18	—
	Broadstone Net Lease Inc.	2	—
	Healthcare Realty Trust Inc. Class A	12	—
	DigitalBridge Group Inc.	14	—
			236,091
Utilities (2.3%)
	American Electric Power Co. Inc.	360,198	34,201
	Duke Energy Corp.	298,766	30,770
	NiSource Inc.	1,013,229	27,783
	PPL Corp.	786,519	22,982
	Dominion Energy Inc.	279,700	17,151
	Evergy Inc.	233,535	14,696
	Constellation Energy Corp.	156,594	13,500
	Consolidated Edison Inc.	106,700	10,170
	Alliant Energy Corp.	173,161	9,560
	Pinnacle West Capital Corp.	122,545	9,318
	Exelon Corp.	208,400	9,009
	Sempra Energy (XNYS)	50,140	7,749
	NRG Energy Inc.	234,797	7,471
	FirstEnergy Corp.	163,230	6,846
	Southern Co.	79,665	5,689
	Edison International	75,743	4,819
	AES Corp.	126,424	3,636
	DTE Energy Co.	26,473	3,111
	Public Service Enterprise Group Inc.	29,497	1,807
	CenterPoint Energy Inc.	52,300	1,568
	Eversource Energy	18,330	1,537
	Entergy Corp.	9,497	1,068
	WEC Energy Group Inc.	5,148	483
	Xcel Energy Inc.	6,500	456
	CMS Energy Corp.	5,919	375
	Atmos Energy Corp.	3,000	336

		Shares	Market Value ($000)
*	Montauk Renewables Inc.	12,432	137
	PNM Resources Inc.	2,000	98
	Avangrid Inc.	34	1
	Ormat Technologies Inc. (XNYS)	7	1
	Via Renewables Inc. Class A	162	1
			246,329
Total Common Stocks (Cost $7,890,983)			10,354,255
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[2]	Vanguard Market Liquidity Fund, 4.334% (Cost $261,015)	2,611,383	261,112
Total Investments (98.0%) (Cost $8,151,998)			10,615,367
Other Assets and Liabilities—Net (2.0%)			213,457
Net Assets (100%)			10,828,824
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-Mini S&P 500 Index	March 2023	2,395	462,355	(5,047)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices.Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.  Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of December 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,354,254	—	1	10,354,255
Temporary Cash Investments	261,112	—	—	261,112
Total	10,615,366	—	1	10,615,367
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	5,047	—	—	5,047
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.